Prepaid Expenses and Other Current Assets	12 Months Ended
Sep. 30, 2019
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

NOTE 6 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

	September 30, 2019	September 30, 2018
Advance to vendors for raw material purchase	$374,033	$557,827
Advance to employees for business development	77,871	121,213
Allowance for doubtful accounts	(6,377)	-
Total prepaid expenses and other current assets, net	$445,527	$679,040